Summary of principal accounting policies - Concentration and risks (Details) - Customer concentration - Customer	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net revenues
Concentration and Risks
Concentration risk percentage	10.00%	10.00%	10.00%
Number of customers	0	0	0
Net revenues | Online stores
Concentration and Risks
Concentration risk percentage	10.00%	10.00%	10.00%
Number of customers	0	0	0
Net revenues | Online stores | Yi Zhang
Concentration and Risks
Concentration risk percentage	60.00%	55.00%	52.00%
Accounts receivable
Concentration and Risks
Concentration risk percentage	15.00%	29.00%
Number of customers		1